INCOME TAX - Income tax provision (Details) - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Federal
Current			$ 36,632
Deferred			(754,457)
State
Current			0
Deferred			0
Change in valuation allowance			754,457
Income tax provision	$ 29,152	$ 29,152	$ 36,632